UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           Sunny Isles, Florida          October 17, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total:    $91,741
                                          (thousands)

List of Other Included Managers:                   None







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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------


ABB LTD                         SPONSORED ADR    000375204     2,732    159,950 SH           Sole          N/A          159,950

AMERICAN AXLE & MFG HLDGS IN         COM         024061103     1,428    187,200 SH           Sole          N/A          187,200

AMERICAN EAGLE OUTFITTERS NE         COM         02553E106     3,186    271,843 SH           Sole          N/A          271,843

CARMAX INC                           COM         143130102     2,082     87,288 SH           Sole          N/A           87,288

CARNIVAL CORP                     PAIRED CTF     143658300     1,768     58,350 SH           Sole          N/A           58,350

CARTER INC                           COM         146229109     3,214    105,230 SH           Sole          N/A          105,230

COACH INC                            COM         189754104     5,256    101,400 SH           Sole          N/A          101,400

DICKS SPORTING GOODS INC             COM         253393102     2,309     69,010 SH           Sole          N/A           69,010

FRESH MKT INC                        COM         35804H106        38      1,000 SH           Sole          N/A            1,000

HEARTLAND EXPRESS INC                COM         422347104     3,680    271,392 SH           Sole          N/A          271,392

HUNT J B TRANS SVCS INC              COM         445658107     7,685    212,760 SH           Sole          N/A          212,760

KNIGHT TRANSN INC                    COM         499064103     4,853    364,577 SH           Sole          N/A          364,577

LENNAR CORP                          CL A        526057104        79      5,800 SH           Sole          N/A            5,800

LOWES COS INC                        COM         548661107     2,578    133,300 SH           Sole          N/A          133,300

LULULEMON ATHLETICA INC              COM         550021109    10,568    217,056 SH           Sole          N/A          217,056

OLD DOMINION FGHT LINES INC          COM         679580100     6,022    207,857 SH           Sole          N/A          207,857

PULTE GROUP INC                      COM         745867101       186     46,995 SH           Sole          N/A           46,995

QUANTA SVCS INC                      COM         74762E102     5,765    306,808 SH           Sole          N/A          306,808

RYANAIR HLDGS PLC               SPONSORED ADR    783513104     7,321    284,318 SH           Sole          N/A          284,318

SAFE BULKERS INC                     COM         Y7388L103       718    116,000 SH           Sole          N/A          116,000

SOUTHWESTERN ENERGY CO               COM         845467109     5,183    155,502 SH           Sole          N/A          155,502

STAPLES INC                          COM         855030102     1,680    126,345 SH           Sole          N/A          126,345

TEAVANA HLDGS INC                    COM         87819P102     2,215    108,905 SH           Sole          N/A          108,905

TEXAS ROADHOUSE INC                  COM         882681109     3,190    241,330 SH           Sole          N/A          241,330

THOR INDS INC                        COM         885160101     1,317     59,460 SH           Sole          N/A           59,460

TOLL BROTHERS INC                    COM         889478103     1,055     73,140 SH           Sole          N/A           73,140

URBAN OUTFITTERS INC                 COM         917047102     5,633    252,501 SH           Sole          N/A          252,501

                             TOTAL                            91,741
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